Financial risk and capital management - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 CAD ($)	Dec. 31, 2021 EUR (€)
Detailed information about financial risk and capital management [Line Items]
Cash and cash equivalents excluding infrastructure projects	€ 4,653,000,000	€ 4,585,000,000		$ 207
Cash and cash equivalents infrastructure projects	175,000,000	204,000,000
Currency translation differences	€ 139,000,000	(125,000,000)
Percentage that ferrovial estimates as appreciation in the value of the euro at the year end against the main currencies in which the group holds investments	10.00%
Impact on the parent company shareholders funds with a 10% depreciation in the value of the euro at the year end against the main currencies in which the group holds investments	€ 322,000,000
Impact on the income statement of a 10% appreciation of the euro against other currencies	56,000,000	52,000,000
Impact on profit loss plus 100 bps	5,000,000	4,000,000
Cash and cash equivalents	4,828,000,000	4,789,000,000	€ 5,130,000,000		€ 5,536,000,000
Positive coverage with impact on equity attributable to parent companies with a linear increase of 100 basis points	63,000,000	109,000,000
Effective hedges that have a negative impact on equity due to a linear decrease of 100 basis points	54,000,000	41,000,000
Equity attributable to owners of parent [member]
Detailed information about financial risk and capital management [Line Items]
Negative-positive impact on the income statement in the event of a rise in the euro and a fall in the share price			2,800,000
Currency translation differences	(33,000,000)	(83,000,000)
Ferrovial share price			€ 1
Canada, Dollars
Detailed information about financial risk and capital management [Line Items]
Currency translation differences	€ (12,000,000)	(34,000,000)
Percentage of the impact on the parent company shareholders funds with a 10% depreciation in the value of the euro at the year end against the main currencies in which the group holds investments	15.00%
United States of America, Dollars
Detailed information about financial risk and capital management [Line Items]
Percentage of the impact on the parent company shareholders funds with a 10% depreciation in the value of the euro at the year end against the main currencies in which the group holds investments	27.00%
India, Rupees
Detailed information about financial risk and capital management [Line Items]
Currency translation differences	€ 18,000,000
Percentage of the impact on the parent company shareholders funds with a 10% depreciation in the value of the euro at the year end against the main currencies in which the group holds investments	35.00%
Infrastructure project [Member]
Detailed information about financial risk and capital management [Line Items]
Undrawn credit lines	€ 13,000,000	1,000,000
Total liquidity	557,000,000	817,000,000
Impact on profit loss plus 100 bps	2,000,000	1,000,000
Exinfrastructure project [Member]
Detailed information about financial risk and capital management [Line Items]
Undrawn credit lines	652,000,000	789,000,000
Forwards hedging cash flows denominatedIn a currency other than the euro	(5,000,000)	(18,000,000)
Impact on profit loss plus 100 bps	3,000,000	3,000,000
Cash flows from used in decrease increase in long term restricted cash	21,000,000	32,000,000
Exinfrastructure project [Member] | Corporate debt [Member]
Detailed information about financial risk and capital management [Line Items]
Total liquidity	€ 5,320,000,000	€ 5,387,000,000